Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—36.8%
		Automotive—1.5%
EUR 2,264,151	[2]	UzAuto Motors, 3.250% (3-month EURIBOR +3.250%), 12/4/2021	12/3/2020- 6/23/2021	$2,710,898	$2,684,717
$ 5,455,882	[2]	VINFAST Trading and Production LLC, 3.676% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 5/27/2021	5,428,603	5,438,239
		TOTAL			8,122,956
		Banking—7.5%
4,500,000	[2]	AKBank Turk Anonim Sirketi (“AKBank”), 2.286% (3-month USLIBOR +0.000%), 10/25/2021	6/25/2021	4,475,850	4,472,100
705,882	[2]	Banco del Pacifico, 5.906% (3-month USLIBOR +0.057%), 5/15/2024	5/21/2019	705,882	705,882
EUR 5,000,000		QNB Finansbank AS/Turkey, 1.850%, 11/29/2021	5/27/2021	6,067,128	5,906,243
6,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.400% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	7,167,284	7,114,501
3,000,000		Turkiye Garanti Bankasi AS, 1.850%, 11/26/2021	6/10/2021	3,631,069	3,537,630
$ 7,500,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 2.260% (3-month USLIBOR +0.000%), 5/12/2022	6/8/2021	7,372,500	7,374,551
EUR 7,500,000		Yapi ve Kredi Bankasi A.S., 1.850%, 11/8/2021	5/27/2021- 6/3/2021	9,072,701	8,869,362
$ 2,000,000	[2]	Ziraat Bankasi, 2.318% (6-month USLIBOR +0.000%), 4/21/2022	6/9/2021	1,968,000	1,968,171
		TOTAL			39,948,440
		Basic Industry - Forestry/Paper—0.1%
675,000	[2]	Bahia Cellulose, 3.083% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	676,012	675,000
		Basic Industry - Metals/Mining Excluding Steel—2.2%
8,000,000	[2]	China Hongqiao Group Ltd., 3.889% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	8,000,000	8,000,000
1,329,545	[2]	Harmony Gold Mining Co. Ltd., 3.195% (3-month USLIBOR +0.030%), 10/5/2023	7/31/2018- 10/2/2019	1,329,545	1,349,488
1,000,000	[2]	PJSC MMC Norilsk Nickel, 1.492% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020	989,250	999,961
1,000,000		Tasiast Mauritanie Ltd. SA, 3.099%, 12/15/2027	10/15/2020	1,000,000	1,000,000
500,000	[2]	Uralkali PJSC, 2.293% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	497,500	500,000
		TOTAL			11,849,449
		Basic Industry - Steel Producers/Products—1.1%
6,100,000		Companhia Siderurgica Nacional SA, 4.146%, 9/7/2021	6/28/2021	5,920,437	5,920,437
		Capital Goods - Aerospace & Defense—0.1%
351,852	[2]	Gulf Air BSC, 3.340% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	352,380	351,852
		Consumer Goods - Food - Wholesale—0.3%
275,000	[2]	Ghana Cocoa Board, 4.590% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	275,000	275,000
500,000		PT Pacific Indopalm Industries, 1.992%, 3/25/2022	3/5/2019- 3/14/2019	500,000	500,000
500,000	[2]	Ulker Biskuvi Sanayi AS, 3.324% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	500,750	498,812
894,737	[2,3,4,5]	Vicentin SAIC II, 6.184% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	268,421
		TOTAL			1,542,233
		Energy - Exploration & Production—8.5%
7,204,643	[2]	Energean Capital Ltd., 4.875% (6-month USLIBOR +4.750%), 6/30/2026	6/30/2021	7,194,643	7,204,643
61,317	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.497% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	61,011	61,262
738,252	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.747% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	734,561	738,252
9,368,606	[2]	Heston BV, 2.154% (1-month USLIBOR +2.050%), 8/31/2022	6/2/2021	9,346,718	9,368,607
610,275	[2]	Prime Oil and Gas BV, 3.854% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	679,694	606,019
769,231	[2]	SOCAR Energy ’18, 2.370% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	765,769	769,231

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$ 3,038,961	[2]	Sonangol Finance Ltd., 3.454% (3-month USLIBOR +3.350%), 10/30/2021	4/3/2017- 4/13/2021	$3,039,345	$3,023,204
7,651,210	[2]	Sonangol Finance Ltd., 4.343% (1-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	7,501,902	7,502,403
5,000,000		State Oil Co Of The Azer, 2.899%, 2/22/2024	5/4/2021	4,969,250	4,987,864
400,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2022	7/14/2020	400,000	400,000
353,331	[2]	UC Malampaya Philippines Pte. Ltd., 4.203% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	501,638	353,331
10,125,000	[2]	Yibal Export Pdo, 1.788% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019- 6/8/2021	10,122,396	10,075,403
		TOTAL			45,090,219
		Energy - Gas Distribution—1.3%
6,758,490		Venture Global Calcasieu Pass LLC, 2.467%, 8/19/2026	1/28/2021- 6/24/2021	6,743,490	6,758,490
		Energy - Integrated Energy—2.3%
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	1,989,675
10,306,768	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +5.250%), 5/23/2025	6/21/2019- 6/30/2021	10,306,768	10,306,768
		TOTAL			12,296,443
		Energy - Oil Field Equipment & Services—4.2%
344,411	[2]	Armada TGT Ltd., 3.147% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	338,384	344,411
1,138,101		Engen Petroleum Ltd., 2.022%, 9/2/2021	6/2/2021	1,138,101	1,138,017
1,134,941		Engen Petroleum Ltd., 2.027%, 9/9/2021	6/2/2021	1,134,941	1,134,859
1,124,882		Engen Petroleum Ltd., 2.033%, 9/16/2021	6/2/2021	1,124,882	1,124,805
3,339,562		Petroleos del Peru SA, 1.213%, 7/23/2021	5/19/2021	3,339,562	3,339,562
10,000,000		Totsa Total Oil Trading SA, 0.707%, 7/21/2021	5/19/2021	10,000,000	10,000,000
5,479,714		Turkiye Petrol Rafinerileri AS, 4.132%, 8/8/2021	6/9/2021	5,479,714	5,479,714
		TOTAL			22,561,368
		Energy - Oil Refining and Marketing—1.5%
706,034	[2]	Dangote, 6.699% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017- 10/22/2018	697,900	706,034
400,686		Pakistan, Government of, 2.710%, 6/13/2022	6/14/2021	400,686	399,337
6,000,000		Trafigura Pte Ltd., (“Sierra” and “Carrizal”), 1.803%, 10/21/2021	6/25/2021	6,000,000	6,000,000
918,167	[2]	Trafigura Pte Ltd., 2.354% (1-month USLIBOR +2.250%), 12/31/2022	11/27/2020	918,167	918,167
		TOTAL			8,023,538
		Foreign Sovereign—3.5%
EUR 882,400	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	982,414	1,061,911
$ 6,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.119% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	6,060,000	6,075,670
250,000	[2]	Bank of Kigali Ltd., 8.069% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	250,000	250,000
15,603		Burkina Faso, Government of, 3.056%, 9/22/2021	3/25/2021	15,603	15,603
EUR 500,019		Burkina Faso, Government of, 3.300%, 12/26/2021	3/8/2021- 3/25/2021	591,381	592,897
1,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,185,750
$ 498,845		Egypt, Government of, 4.140%, 5/5/2022	12/14/2020- 5/7/2021	498,845	498,845
166,667	[2]	Ethiopian Railway Corp., 4.065% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	166,667	166,110
285,714	[2]	Ministry of Finance Tanzania, 5.363% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	284,000	285,714
500,000	[2]	Sharjah Govt., 1.323% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	497,500	500,000
8,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 2.334% (6-month USLIBOR +2.150%), 5/24/2022	5/21/2021	8,000,000	8,000,000
		TOTAL			18,632,500

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—0.2%
$ 1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.575% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020	$989,000	$1,000,000
		Telecommunications - Wireless—1.3%
7,220,745	[2]	Millicom Tanzania, 5.119% (6-month USLIBOR +5.000%), 6/12/2025	4/30/2021	7,155,758	7,220,745
		Transportation - Airlines—0.3%
1,697,751	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	1,705,815	1,697,751
		Transportation - Transport Infrastructure/Services—0.3%
610,898	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/24/2024	12/28/2017	617,006	610,898
481,675	[2]	Asyaport, 4.651% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	481,675	481,675
343,364	[2]	Autopistas Urbanas SA (AUSA), 3.656% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	338,214	336,826
		TOTAL			1,429,399
		Utility - Electric-Generation—0.6%
161,079	[2]	Karpower International B.V., 6.643% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	161,080	161,079
410,387	[2]	Karpowership, 4.706% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	400,948	408,593
584,850	[2]	SMN Barka Power Company S.A.O.C., 1.303% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	538,062	547,673
1,000,000	[2]	The Sharjah Electricity and Water Authority, 2.087% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	998,425	1,000,000
1,000,000		Tunisia, Government of, 2.374% - 2.634%, 5/6/2022	12/22/2020- 5/7/2021	1,000,000	999,178
		TOTAL			3,116,523
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $197,127,301)			196,237,343
		INVESTMENT COMPANY—34.6%
184,200,525		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[6] (IDENTIFIED COST $184,244,218)			184,274,205
		TOTAL INVESTMENT IN SECURITIES—71.4% (IDENTIFIED COST $381,371,519)			380,511,548
		OTHER ASSETS AND LIABILITIES - NET—28.6%[7]			152,644,302
		TOTAL NET ASSETS—100%			$533,155,850

At June 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/13/2021	State Street Bank & Trust Co.	111,000	EUR	$132,618	$969
8/12/2021	State Street Bank & Trust Co.	128,340	EUR	$152,961	$654
8/31/2021	State Street Bank & Trust Co.	47,200	EUR	$55,923	$(112)
10/14/2021	State Street Bank & Trust Co.	146,674	EUR	$175,051	$756
10/29/2021	State Street Bank & Trust Co.	54,000	EUR	$64,064	$(129)
11/12/2021	Morgan Stanley	4,531,000	EUR	$5,558,707	$170,662
11/12/2021	State Street Bank & Trust Co.	3,035,000	EUR	$3,714,099	$105,024
11/15/2021	State Street Bank & Trust Co.	55,003	EUR	$65,689	$277
11/18/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,218,374	$29,050
11/30/2021	State Street Bank & Trust Co.	20,000	EUR	$23,746	$(47)
12/1/2021	State Street Bank & Trust Co.	3,000,000	EUR	$3,665,469	$96,373
12/2/2021	Morgan Stanley	5,040,000	EUR	$6,185,366	$189,140
12/8/2021	State Street Bank & Trust Co.	2,029,000	EUR	$2,421,209	$6,901
12/10/2021	State Street Bank & Trust Co.	500,000	EUR	$609,409	$14,429
12/15/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,201,669	$11,567
12/15/2021	State Street Bank & Trust Co.	36,668	EUR	$43,820	$181
12/21/2021	State Street Bank & Trust Co.	5,639,500	EUR	$6,750,793	$38,237
12/30/2021	State Street Bank & Trust Co.	13,300	EUR	$15,802	$(32)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$663,900
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $18,581 and $194,967, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$352,628
Purchases at Cost	$351,222,393
Proceeds from Sales	$(167,339,877)
Change in Unrealized Appreciation/Depreciation	$29,986
Net Realized Gain/(Loss)	$9,075
Value as of 6/30/2021	$184,274,205
Shares Held as of 6/30/2021	184,200,525
Dividend Income	$12,881

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2021, these restricted securities amounted to $196,237,343, which represented 36.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricingservice approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies arevalued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market systemare valued at their last reported sale price or official closing price in their principalexchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement orclosing price, except that options are valued at the mean of closing bid andasked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$196,237,343	$196,237,343
Investment Company	184,274,205	—	—	184,274,205
TOTAL SECURITIES	$184,274,205	$—	$196,237,343	$380,511,548
Other Financial Instruments[1]
Assets	$—	$664,220	$—	$664,220
Liabilities	—	(320)	—	(320)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$663,900	$—	$663,900

[1]	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2021	$38,053,890
Accreted/amortized discount/premiums	42,987
Realized gain (loss)	78,053
Change in unrealized appreciation (depreciation)	(443,080)
Purchases	174,729,873
(Sales)	(16,224,380)
Balance as of 6/30/2021	$196,237,343
Total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2021	$(508,549)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate